UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Ryan O’Connor

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2024

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Emerging Markets ex-China ETF (ticker: EMM)
(formerly, Global X Emerging Markets ETF)
Global X Emerging Markets Great Consumer ETF (ticker: EMC)
Global X Emerging Markets Bond ETF (ticker: EMBD)
Global X Brazil Active ETF (ticker: BRAZ)
Global X India Active ETF (ticker: NDIA)

Semi-Annual Report

May 31, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.1%
BRAZIL — 7.4%
Consumer Discretionary — 2.4%
MercadoLibre *	172	$296,800
Vivara Participacoes	81,300	337,213
		634,013
Energy — 0.7%
3R PETROLEUM OLEO E GAS	35,500	190,473

Financials — 2.2%
Itau Unibanco Holding ADR	62,285	373,087
NU Holdings, Cl A *	17,278	205,263
		578,350
Industrials — 1.2%
Localiza Rent a Car	38,000	308,939

Utilities — 0.9%
Centrais Eletricas Brasileiras ADR	33,429	223,306

TOTAL BRAZIL		1,935,081

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 1.8%
Materials — 1.8%
Antofagasta PLC	16,742	$469,591

GREECE — 1.5%
Financials — 1.0%
Alpha Services and Holdings *	158,648	267,126

Industrials — 0.5%
Mytilineos	3,294	130,952

TOTAL GREECE		398,078
INDIA — 27.2%
Consumer Discretionary — 8.6%
Eicher Motors	6,000	340,245
Lemon Tree Hotels *	233,673	381,704
Tata Motors	20,830	230,332
Titan	12,042	467,694
TVS Motor	14,000	365,509
Zomato *	206,698	443,625
		2,229,109
Energy — 2.3%
Reliance Industries GDR	8,563	595,129

Financials — 5.0%
HDFC Bank ADR	8,274	478,982
ICICI Bank ADR	30,774	822,897
		1,301,879
Health Care — 3.1%
Apollo Hospitals Enterprise	6,648	465,058
Max Healthcare Institute	38,000	342,255
		807,313
Industrials — 4.6%
ABB India	3,362	335,025
Larsen & Toubro	13,000	571,465

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Siemens	3,600	$300,518
		1,207,008
Materials — 1.5%
Dalmia Bharat	6,272	133,425
Hindalco Industries	30,000	247,756
		381,181
Real Estate — 1.6%
Godrej Properties *	3,900	129,828
Prestige Estates Projects	15,000	287,084
		416,912
Utilities — 0.5%
Power Grid Corp of India	35,600	132,213

TOTAL INDIA		7,070,744
INDONESIA — 3.6%
Consumer Staples — 1.0%
Sumber Alfaria Trijaya	1,491,000	243,147

Financials — 2.6%
Bank Central Asia	442,700	251,998
Bank Mandiri Persero	627,100	227,686
Bank Rakyat Indonesia Persero	757,500	202,311
		681,995
TOTAL INDONESIA		925,142
MEXICO — 3.4%
Consumer Staples — 1.5%
Wal-Mart de Mexico	101,000	377,799

Financials — 1.3%
Grupo Financiero Banorte, Cl O	35,900	339,706

Real Estate — 0.6%
Inmobiliaria Vesta	46,400	160,585

TOTAL MEXICO		878,090

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES — 0.6%
Financials — 0.3%
BDO Unibank	40,000	$88,858

Real Estate — 0.3%
SM Prime Holdings	150,000	69,079

TOTAL PHILIPPINES		157,937
POLAND — 1.1%
Consumer Staples — 0.6%
Dino Polska *	1,433	142,718

Financials — 0.5%
Bank Polska Kasa Opieki	3,300	134,112

TOTAL POLAND		276,830
SAUDI ARABIA — 3.5%
Consumer Discretionary — 0.3%
Jahez International *	9,126	75,184

Consumer Staples — 0.5%
Nahdi Medical	3,793	132,477

Financials — 1.9%
Al Rajhi Bank	16,397	332,688
Saudi National Bank	18,090	163,262
		495,950
Industrials — 0.8%
United International Transportation	9,918	198,588

TOTAL SAUDI ARABIA		902,199
SOUTH AFRICA — 3.1%
Consumer Discretionary — 0.7%
Naspers, Cl N	870	172,282

Consumer Staples — 0.5%
Clicks Group	7,906	124,195

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.4%
Capitec Bank Holdings	1,037	$117,313
FirstRand	74,766	258,122
		375,435
Materials — 0.5%
Gold Fields ADR	8,500	133,875

TOTAL SOUTH AFRICA		805,787
SOUTH KOREA — 15.3%
Communication Services — 1.7%
HYBE	2,500	361,128
NAVER	700	86,050
		447,178
Consumer Discretionary — 2.3%
Hyundai Motor	2,381	435,082
Kia Motors	2,000	170,019
		605,101
Financials — 1.0%
Shinhan Financial Group	7,500	255,408

Information Technology — 10.3%
Samsung Electronics GDR	1,188	1,590,732
SK Hynix	7,900	1,079,542
		2,670,274
TOTAL SOUTH KOREA		3,977,961
TAIWAN — 23.7%
Information Technology — 23.7%
Alchip Technologies	9,000	797,370
ASE Technology Holding	25,000	121,164
ASPEED Technology	5,000	562,604
E Ink Holdings	20,000	135,519
Global Unichip	1,500	67,374
MediaTek	22,500	857,798
Quanta Computer	76,000	642,835
Taiwan Semiconductor Manufacturing ADR	17,293	2,611,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Unimicron Technology	66,000	$371,828

TOTAL TAIWAN		6,168,427
THAILAND — 1.0%
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	354,812	260,395

TURKEY — 0.9%
Financials — 0.9%
Haci Omer Sabanci Holding	81,100	246,000

UNITED ARAB EMIRATES — 3.1%
Consumer Discretionary — 1.0%
Americana Restaurants International PLC	297,000	258,936

Energy — 1.2%
ADNOC Drilling PJSC	295,400	321,694

Industrials — 0.9%
Salik PJSC	243,782	220,350

TOTAL UNITED ARAB EMIRATES		800,980
VIETNAM — 0.9%
Consumer Discretionary — 0.9%
Phu Nhuan Jewelry JSC	66,500	245,357

TOTAL COMMON STOCK (Cost $22,801,353)		25,518,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets ex-China ETF

	Shares	Value
PREFERRED STOCK — 0.4%
BRAZIL—0.4%
Industrials — 0.4%
Randon Implementos e Participacoes, 0.611%	47,200	$85,494
TOTAL PREFERRED STOCK (Cost $113,265)		85,494
TOTAL INVESTMENTS — 98.5% (Cost $22,914,618)		$25,604,093

Percentages are based on Net Assets of $26,005,925.

*	Non-income producing security.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.2%
BRAZIL — 6.2%
Consumer Discretionary — 1.7%
MercadoLibre *	801	$1,382,190
Vivara Participacoes	304,700	1,263,822
		2,646,012
Consumer Staples — 0.8%
Raia Drogasil	268,216	1,279,370

Financials — 2.1%
Itau Unibanco Holding ADR	312,840	1,873,912
NU Holdings, Cl A *	119,672	1,421,703
		3,295,615
Health Care — 0.7%
Hypera	209,800	1,083,758

Industrials — 0.9%
Localiza Rent a Car	175,200	1,424,374

TOTAL BRAZIL		9,729,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 1.1%
Materials — 1.1%
Antofagasta PLC	58,676	$1,645,785

CHINA — 21.5%
Communication Services — 9.1%
Baidu ADR *	5,888	572,314
NetEase	168,400	2,961,882
Tencent Holdings	128,000	5,886,788
Tencent Music Entertainment Group ADR *	325,754	4,707,145
		14,128,129
Consumer Discretionary — 8.3%
Alibaba Group Holding	238,900	2,287,206
ANTA Sports Products	60,200	640,601
New Oriental Education & Technology Group ADR *	6,260	500,362
PDD Holdings ADR *	21,860	3,274,191
TAL Education Group ADR *	100,933	1,146,599
Trip.com Group ADR *	86,101	4,435,062
Yum China Holdings	17,559	627,910
		12,911,931

Consumer Staples — 3.6%
Eastroc Beverage Group, Cl A	93,018	2,738,470
Nongfu Spring, Cl H	283,300	1,506,423
Proya Cosmetics, Cl A	89,800	1,345,403
		5,590,296
Information Technology — 0.5%
Xiaomi, Cl B *	396,900	886,808

TOTAL CHINA		33,517,164
GREECE — 1.2%
Financials — 0.7%
Alpha Services and Holdings *	597,779	1,006,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Mytilineos	20,628	$820,059

TOTAL GREECE		1,826,578
INDIA — 20.2%
Consumer Discretionary — 8.9%
Eicher Motors	51,249	2,906,205
Mahindra & Mahindra	32,655	980,477
Tata Motors	107,351	1,187,055
Titan	131,055	5,089,983
TVS Motor	69,683	1,819,269
Zomato *	843,041	1,809,375
		13,792,364
Consumer Staples — 0.8%
Britannia Industries	5,856	363,393
Godrej Consumer Products	38,738	589,554
Nestle India	13,326	375,955
		1,328,902
Financials — 6.5%
HDFC Bank ADR	78,454	4,541,702
ICICI Bank ADR	207,414	5,546,250
		10,087,952
Health Care — 2.0%
Apollo Hospitals Enterprise	44,441	3,108,854

Real Estate — 2.0%
Godrej Properties *	71,163	2,368,967
Prestige Estates Projects	42,146	806,629
		3,175,596
TOTAL INDIA		31,493,668
INDONESIA — 4.7%
Consumer Staples — 0.0%
Sumber Alfaria Trijaya	5,500	897

Financials — 4.7%
Bank Central Asia	6,992,800	3,980,517

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	12,227,200	$3,265,603
		7,246,120
TOTAL INDONESIA		7,247,017
MACAO — 0.3%
Consumer Discretionary — 0.3%
Galaxy Entertainment Group	108,100	518,160

MEXICO — 2.9%
Consumer Staples — 1.7%
Fomento Economico Mexicano ADR	8,022	919,481
Wal-Mart de Mexico	474,500	1,774,906
		2,694,387
Financials — 1.2%
Grupo Financiero Banorte, Cl O	188,043	1,779,371

TOTAL MEXICO		4,473,758
PHILIPPINES — 1.0%
Real Estate — 1.0%
Ayala Land	1,263,200	566,627
SM Prime Holdings	2,085,900	960,612

TOTAL PHILIPPINES		1,527,239
POLAND — 0.9%
Consumer Staples — 0.4%
Dino Polska *	6,144	611,903

Financials — 0.5%
Bank Polska Kasa Opieki	20,125	817,882

TOTAL POLAND		1,429,785
SAUDI ARABIA — 4.0%
Communication Services — 0.8%
Saudi Telecom	136,889	1,313,889

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.6%
Jahez International *	107,918	$889,078

Consumer Staples — 0.6%
Nahdi Medical	25,830	902,160

Financials — 2.0%
Al Rajhi Bank	88,724	1,800,170
Saudi National Bank	138,948	1,254,003
		3,054,173
TOTAL SAUDI ARABIA		6,159,300
SINGAPORE — 0.6%
Industrials — 0.6%
Grab Holdings, Cl A *	244,340	896,728

SOUTH AFRICA — 3.0%
Consumer Discretionary — 0.6%
Naspers, Cl N	4,749	940,424

Consumer Staples — 0.6%
Clicks Group	54,232	851,927

Financials — 1.3%
Capitec Bank Holdings	6,856	775,599
FirstRand	367,694	1,269,426
		2,045,025
Materials — 0.5%
Gold Fields ADR	53,023	835,112

TOTAL SOUTH AFRICA		4,672,488
SOUTH KOREA — 10.2%
Communication Services — 1.5%
HYBE	8,494	1,226,969
NAVER	8,898	1,093,813
		2,320,782

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.1%
Kia Motors	20,134	$1,711,583

Information Technology — 7.6%
Samsung Electronics	132,614	7,039,926
SK Hynix	35,098	4,796,173
		11,836,099
TOTAL SOUTH KOREA		15,868,464
TAIWAN — 16.2%
Information Technology — 16.2%
Alchip Technologies	25,000	2,214,916
MediaTek	154,000	5,871,149
Quanta Computer	303,000	2,562,882
Taiwan Semiconductor Manufacturing ADR	85,628	12,933,253
Unimicron Technology	293,000	1,650,692

TOTAL TAIWAN		25,232,892
THAILAND — 1.0%
Health Care — 1.0%
Bangkok Dusit Medical Services NVDR	2,058,300	1,510,576

TURKEY — 0.8%
Financials — 0.8%
Haci Omer Sabanci Holding	419,600	1,272,769

UNITED ARAB EMIRATES — 2.4%
Consumer Discretionary — 0.7%
Americana Restaurants International PLC	1,198,573	1,044,960

Energy — 0.8%
ADNOC Drilling PJSC	1,154,510	1,257,277

Industrials — 0.9%
Salik PJSC	1,638,883	1,481,355

TOTAL UNITED ARAB EMIRATES		3,783,592
TOTAL COMMON STOCK (Cost $139,522,864)		152,805,092

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Great Consumer ETF

	Shares	Value
PREFERRED STOCK — 0.5%
BRAZIL — 0.5%
Industrials — 0.5%
Randon Implementos e Participacoes, 0.611%	388,900	$704,420
TOTAL PREFERRED STOCK (Cost $912,656)		704,420
TOTAL INVESTMENTS — 98.7% (Cost $140,435,520)		$153,509,512

Percentages are based on Net Assets of $155,579,594.

*	Non-income producing security.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,841,929	$—	$(1,836,955)	$(5,313)	$339	$—	$8,202	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

Sector Weightings †:

†  Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Face Amount	Value
SOVEREIGN DEBT — 63.5%
Angola — 1.1%
Angolan Government International Bond
8.750%, 04/14/32	$1,800,000	$1,611,943
Argentina — 1.8%
Argentine Republic Government International Bond
4.250%, 01/09/38(A)	2,400,000	1,143,577
3.625%, 07/09/35(A)	2,100,000	921,615
3.500%, 07/09/41(A)	1,400,000	574,574
		2,639,766
Azerbaijan — 0.4%
Republic of Azerbaijan International Bond
3.500%, 09/01/32	600,000	504,971
Bahrain — 0.9%
Bahrain Government International Bond
6.750%, 09/20/29	1,000,000	1,011,748
Bahrain Government International Bond MTN
5.250%, 01/25/33	300,000	267,820
		1,279,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Brazil — 2.4%
Brazilian Government International Bond
7.125%, 05/13/54	$700,000	$683,499
6.000%, 10/20/33	1,200,000	1,161,047
5.625%, 02/21/47	400,000	331,828
4.500%, 05/30/29	1,200,000	1,123,337
3.750%, 09/12/31	200,000	170,764
		3,470,475
Chile — 1.2%
Chile Government International Bond
4.000%, 01/31/52	1,200,000	917,880
3.860%, 06/21/47	200,000	153,612
3.240%, 02/06/28	800,000	744,978
		1,816,470
Colombia — 2.6%
Colombia Government International Bond
5.200%, 05/15/49	1,000,000	700,810
4.500%, 03/15/29	800,000	723,892
4.125%, 05/15/51	500,000	296,321
3.875%, 04/25/27	1,000,000	936,334
3.250%, 04/22/32	900,000	684,250
3.125%, 04/15/31	400,000	313,103
		3,654,710
Costa Rica — 1.1%
Costa Rica Government International Bond
6.550%, 04/03/34(B)	400,000	406,958
6.125%, 02/19/31	1,200,000	1,201,500
		1,608,458
Dominican Republic — 3.1%
Dominican Republic International Bond
7.050%, 02/03/31	700,000	719,229
6.400%, 06/05/49	200,000	186,109
6.000%, 07/19/28	1,000,000	991,462
5.950%, 01/25/27	500,000	495,500
4.875%, 09/23/32	1,200,000	1,073,867
4.500%, 01/30/30	1,200,000	1,090,343
		4,556,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ecuador — 1.2%
Ecuador Government International Bond
6.000%, 07/31/30(A)	$200,000	$134,035
3.500%, 07/31/35(A)	2,200,000	1,124,714
2.500%, 07/31/40(A)	1,000,000	462,500
		1,721,249
Egypt — 3.2%
Egypt Government International Bond
8.875%, 05/29/50	200,000	160,350
8.700%, 03/01/49	500,000	396,213
7.903%, 02/21/48	400,000	297,000
7.625%, 05/29/32	1,200,000	1,022,510
7.500%, 01/31/27	500,000	488,215
5.800%, 09/30/27	1,200,000	1,100,316
Egypt Government International Bond MTN
5.875%, 02/16/31	1,400,000	1,125,852
		4,590,456
El Salvador — 0.1%
El Salvador Government International Bond
7.125%, 01/20/50(B)	200,000	126,097
Ghana — 1.4%
Ghana Government International Bond
24.492%, 02/11/27	800,000	407,120
8.950%, 03/26/51	400,000	204,862
8.627%, 06/16/49	600,000	301,500
8.125%, 03/26/32	1,000,000	512,830
7.750%, 04/07/29	1,000,000	508,876
		1,935,188
Hungary — 4.3%
Hungary Government International Bond
6.750%, 09/25/52	600,000	635,935
6.250%, 09/22/32	1,700,000	1,737,420
6.125%, 05/22/28	1,200,000	1,219,807
5.500%, 03/26/36	500,000	475,625
5.500%, 06/16/34	500,000	481,298
5.250%, 06/16/29	1,000,000	976,316
3.125%, 09/21/51	500,000	310,000
2.125%, 09/22/31	800,000	626,800
		6,463,201

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
India — 0.5%
Export-Import Bank of India
3.875%, 02/01/28	$800,000	$760,496
Indonesia — 0.8%
Indonesia Government International Bond
5.650%, 01/11/53	400,000	400,221
4.550%, 01/11/28	800,000	778,331
		1,178,552
Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.125%, 06/15/33	1,600,000	1,420,000
Jordan — 0.3%
Jordan Government International Bond
5.750%, 01/31/27	400,000	385,659
Kenya — 0.3%
Republic of Kenya Government International Bond
8.250%, 02/28/48	600,000	500,374
Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/27	200,000	191,200
Mexico — 3.1%
Mexico Government International Bond
6.400%, 05/07/54	900,000	866,256
6.350%, 02/09/35	1,200,000	1,211,558
4.750%, 04/27/32	1,400,000	1,298,499
4.400%, 02/12/52	800,000	589,382
4.150%, 03/28/27	200,000	192,861
2.659%, 05/24/31	600,000	493,713
		4,652,269
Morocco — 1.2%
Morocco Government International Bond
6.500%, 09/08/33	200,000	204,250
4.000%, 12/15/50	200,000	134,624
2.375%, 12/15/27	1,600,000	1,419,232
		1,758,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Nigeria — 1.4%
Nigeria Government International Bond
9.248%, 01/21/49	$600,000	$538,482
7.696%, 02/23/38	700,000	552,317
7.143%, 02/23/30	400,000	351,699
Nigeria Government International Bond MTN
7.625%, 11/28/47	800,000	597,629
		2,040,127
Oman — 3.0%
Oman Government International Bond
6.250%, 01/25/31	1,200,000	1,229,400
5.625%, 01/17/28	300,000	298,344
5.375%, 03/08/27	1,200,000	1,186,742
4.750%, 06/15/26	700,000	685,913
Oman Government International Bond MTN
6.000%, 08/01/29	800,000	808,307
		4,208,706
Pakistan — 0.2%
Pakistan Government International Bond MTN
8.875%, 04/08/51	200,000	156,516
7.375%, 04/08/31	200,000	163,200
		319,716
Panama — 2.3%
Panama Government International Bond
7.500%, 03/01/31	1,100,000	1,136,107
6.400%, 02/14/35	300,000	281,931
4.500%, 04/01/56	200,000	126,917
3.875%, 03/17/28	800,000	732,609
3.870%, 07/23/60	1,000,000	559,080
3.750%, 03/16/25	400,000	392,248
		3,228,892
Paraguay — 0.6%
Paraguay Government International Bond
5.000%, 04/15/26	314,000	308,631
4.950%, 04/28/31	600,000	568,800
		877,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Peru — 2.8%
Peruvian Government International Bond
8.750%, 11/21/33	$1,700,000	$2,036,306
5.625%, 11/18/50	600,000	575,017
3.550%, 03/10/51	800,000	553,119
3.000%, 01/15/34	400,000	319,540
2.783%, 01/23/31	500,000	420,455
2.392%, 01/23/26	200,000	189,163
		4,093,600
Philippines — 1.4%
Philippine Government International Bond
6.375%, 10/23/34	900,000	972,936
5.950%, 10/13/47	200,000	207,440
5.500%, 01/17/48	600,000	590,076
3.700%, 02/02/42	400,000	313,048
		2,083,500
Poland — 2.1%
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/33	1,000,000	980,314
Republic of Poland Government International Bond
5.500%, 04/04/53	2,100,000	2,027,697
		3,008,011
Qatar — 1.8%
Qatar Government International Bond
4.817%, 03/14/49	600,000	545,168
4.625%, 06/02/46	200,000	179,184
4.400%, 04/16/50	1,000,000	852,454
3.750%, 04/16/30	600,000	564,360
3.400%, 04/16/25	400,000	392,436
		2,533,602
Romania — 2.2%
Romanian Government International Bond
5.250%, 11/25/27	600,000	586,500
4.000%, 02/14/51	800,000	549,440
3.625%, 03/27/32	300,000	251,903
3.000%, 02/14/31	600,000	496,464
3.000%, 02/27/27	1,400,000	1,295,644
		3,179,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Saudi Arabia — 2.0%
Saudi Government International Bond MTN
4.500%, 04/17/30	$600,000	$577,500
4.375%, 04/16/29	700,000	677,005
3.750%, 01/21/55	1,700,000	1,186,481
2.250%, 02/02/33	600,000	474,714
		2,915,700
Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/48	400,000	290,896
Serbia — 0.5%
Serbia International Bond
6.500%, 09/26/33	700,000	702,100
South Africa — 3.2%
Republic of South Africa Government International Bond
7.300%, 04/20/52	1,000,000	857,758
5.875%, 09/16/25	600,000	594,456
5.875%, 04/20/32	1,000,000	898,800
4.850%, 09/27/27	600,000	569,100
4.850%, 09/30/29	1,000,000	894,290
4.300%, 10/12/28	1,000,000	895,148
		4,709,552
Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.550%, 03/28/30	600,000	346,505
6.750%, 04/18/28	600,000	350,269
		696,774
Turkey — 2.4%
Turkiye Government International Bond
6.625%, 02/17/45	400,000	343,048
6.125%, 10/24/28	1,200,000	1,165,500
5.750%, 05/11/47	600,000	458,250
4.750%, 01/26/26	600,000	583,517
4.250%, 04/14/26	1,000,000	961,600
		3,511,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
SOVEREIGN DEBT — continued
Ukraine — 0.7%
Ukraine Government International Bond
7.750%, 09/01/28	$400,000	$115,876
7.375%, 09/25/34	1,000,000	266,176
7.253%, 03/15/35	1,800,000	481,320
6.876%, 05/21/31	300,000	79,047
		942,419
United Arab Emirates — 3.8%
Abu Dhabi Government International Bond
5.500%, 04/30/54	500,000	496,538
3.125%, 09/30/49	800,000	543,720
2.125%, 09/30/24	1,000,000	987,278
Abu Dhabi Government International Bond MTN
4.875%, 04/30/29	1,000,000	994,810
3.125%, 10/11/27	800,000	752,000
2.500%, 04/16/25	1,200,000	1,168,651
Finance Department Government of Sharjah
6.500%, 11/23/32	400,000	412,230
Finance Department Government of Sharjah MTN
4.375%, 03/10/51	200,000	136,987
		5,492,214
Uruguay — 0.4%
Uruguay Government International Bond
5.100%, 06/18/50	200,000	186,410
4.375%, 01/23/31	400,000	385,977
		572,387
TOTAL SOVEREIGN DEBT (Cost $96,181,859)		92,233,211

CORPORATE OBLIGATIONS — 26.0%
Azerbaijan — 0.4%
Energy — 0.4%
Southern Gas Corridor CJSC
6.875%, 03/24/26	600,000	602,340
Brazil — 1.2%
Energy — 0.1%
Raizen Fuels Finance
6.450%, 03/05/34	200,000	203,076

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Industrials — 0.2%
Rumo Luxembourg Sarl
4.200%, 01/18/32	$400,000	$336,122
Materials — 0.9%
GUSAP III
7.250%, 04/16/44	600,000	653,783
Vale Overseas
3.750%, 07/08/30	700,000	627,648
		1,281,431
		1,820,629
Chile — 6.1%
Consumer Staples — 0.8%
Cia Cervecerias Unidas
3.350%, 01/19/32	1,400,000	1,208,995
Energy — 2.2%
Empresa Nacional del Petroleo
6.150%, 05/10/33	1,000,000	999,106
5.250%, 11/06/29	1,200,000	1,170,913
3.750%, 08/05/26	1,000,000	957,517
		3,127,536
Materials — 3.1%
Corp Nacional del Cobre de Chile
5.950%, 01/08/34	2,100,000	2,074,863
3.625%, 08/01/27	1,300,000	1,224,193
3.000%, 09/30/29	1,400,000	1,229,461
		4,528,517
		8,865,048
China — 0.5%
Communication Services — 0.5%
Prosus
4.987%, 01/19/52	500,000	378,043
3.832%, 02/08/51	500,000	316,241
		694,284
Colombia — 0.6%
Energy — 0.6%
Ecopetrol
5.875%, 05/28/45	1,100,000	790,035
Indonesia — 2.0%
Energy — 0.1%
Pertamina Persero MTN
6.450%, 05/30/44	200,000	207,036

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Materials — 1.6%
Freeport Indonesia
6.200%, 04/14/52	$200,000	$192,213
Freeport Indonesia MTN
5.315%, 04/14/32	900,000	867,939
Indonesia Asahan Aluminium / Mineral Industri Indonesia Persero
6.530%, 11/15/28	1,200,000	1,237,975
		2,298,127
Utilities — 0.3%
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/27	400,000	384,351
		2,889,514
Kazakhstan — 0.7%
Energy — 0.7%
KazMunayGas National JSC
6.375%, 10/24/48	1,000,000	915,168
Tengizchevroil Finance International
4.000%, 08/15/26	200,000	190,480
		1,105,648
Kuwait — 0.3%
Financials — 0.3%
NBK SPC
5.500%, SOFRRATE + 1.160%, 06/06/30	400,000	398,597
Malaysia — 1.5%
Energy — 1.5%
Petronas Capital MTN
4.550%, 04/21/50	1,400,000	1,197,487
3.500%, 03/18/25	600,000	589,758
3.500%, 04/21/30	500,000	456,130
		2,243,375
Mexico — 5.0%
Consumer Staples — 1.1%
Becle
2.500%, 10/14/31	700,000	549,500
Bimbo Bakeries USA
6.050%, 01/15/29	1,000,000	1,025,565
		1,575,065

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Energy — 2.9%
Petroleos Mexicanos
10.000%, 02/07/33	$200,000	$201,853
7.690%, 01/23/50	1,300,000	946,947
6.840%, 01/23/30	1,300,000	1,152,433
6.500%, 01/23/29	1,000,000	904,092
5.950%, 01/28/31	1,200,000	973,856
		4,179,181
Financials — 0.5%
Banco Nacional de Comercio Exterior SNC
2.720%, H15T5Y + 2.000%, 08/11/31(C)	800,000	708,425
Materials — 0.5%
Orbia Advance
2.875%, 05/11/31	800,000	651,510
		7,114,181
Peru — 0.3%
Energy — 0.3%
Transportadora de Gas del Peru
4.250%, 04/30/28	480,000	464,433
Saudi Arabia — 1.4%
Energy — 1.0%
EIG Pearl Holdings Sarl
4.387%, 11/30/46	600,000	462,874
3.545%, 08/31/36	400,000	339,209
Saudi Arabian Oil MTN
3.500%, 04/16/29	800,000	740,526
		1,542,609
Utilities — 0.4%
Acwa Power Management And Investments One
5.950%, 12/15/39	594,540	570,640
		2,113,249
South Africa — 1.4%
Materials — 0.2%
Sasol Financing USA
5.500%, 03/18/31	400,000	330,072
Utilities — 1.2%
Eskom Holdings SOC MTN
6.350%, 08/10/28	1,800,000	1,719,518
		2,049,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
South Korea — 0.1%
Information Technology — 0.1%
SK Hynix
2.375%, 01/19/31	$200,000	$164,608
Thailand — 0.5%
Materials — 0.5%
GC Treasury Center MTN
2.980%, 03/18/31	800,000	674,259
United Arab Emirates — 0.7%
Energy — 0.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47	600,000	528,744
Industrials — 0.3%
DP World Crescent
5.500%, 09/13/33	200,000	198,930
DP World Crescent MTN
4.848%, 09/26/28	200,000	194,758
DP World MTN
4.700%, 09/30/49	200,000	163,580
		557,268
		1,086,012
United Kingdom — 0.3%
Consumer Staples — 0.3%
CK Hutchison International 23
4.750%, 04/21/28	500,000	492,039
United States — 3.0%
Financials — 2.1%
Bank of America MTN
4.948%, SOFRRATE + 2.040%, 07/22/28(C)	800,000	790,817
JPMorgan Chase
3.960%, TSFR3M + 1.507%, 01/29/27(C)	1,000,000	975,058
1.578%, SOFRRATE + 0.885%, 04/22/27(C)	1,200,000	1,115,851
		2,881,726
Materials — 0.9%
GCC
3.614%, 04/20/32	1,500,000	1,272,875
		4,154,601
TOTAL CORPORATE OBLIGATIONS (Cost $39,505,838)		37,722,442

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bond
4.500%, 02/15/44	$1,000,000	$970,469
4.250%, 02/15/54	1,000,000	937,969
4.125%, 08/15/53	1,000,000	917,187
U.S. Treasury Notes
5.000%, 10/31/25	4,000,000	3,996,406
4.125%, 03/31/29	1,000,000	983,047
3.000%, 07/31/24	1,000,000	996,084
0.375%, 11/30/25	600,000	560,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,340,142)		9,361,459
	Shares
EXCHANGE TRADED FUND — 0.9%
Global X 1-3 Month T-Bill ETF (D)	50,000	1,256,500

TOTAL EXCHANGE TRADED FUND (Cost $1,256,772)		1,256,500
TOTAL INVESTMENTS — 96.8% (Cost $146,284,611)		$140,573,612

Percentages are based on Net Assets of $145,147,573.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2024, the value of these securities amounted to $533,055, representing 0.4% of the Net Assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Emerging Markets Bond ETF

The following is a summary of the level of inputs used as of May 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$92,233,211	$—	$92,233,211
Corporate Obligations	—	37,722,442	—	37,722,442
U.S. Treasury Obligations	—	9,361,459	—	9,361,459
Exchange Traded Fund	1,256,500	—	—	1,256,500
Total Investments in Securities	$1,256,500	$139,317,112	$—	$140,573,612

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$1,256,500	$—	$—	$—	$—	$1,256,500	$33,390	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Brazil Active ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 91.6%
BRAZIL — 89.6%
Consumer Discretionary — 7.9%
Arcos Dorados Holdings, Cl A	7,200	$69,552
MercadoLibre *	67	115,614
Vivara Participacoes	15,100	62,631
		247,797
Consumer Staples — 5.4%
AMBEV ADR	25,534	56,686
Raia Drogasil	24,000	114,478
		171,164
Energy — 18.9%
3R PETROLEUM OLEO E GAS	20,600	110,528
Petroleo Brasileiro ADR	21,113	328,307
PRIO	19,800	156,755
		595,590
Financials — 22.5%
Banco Bradesco ADR	61,648	151,654
Banco BTG Pactual	15,300	91,960
Banco do Brasil	12,600	65,015

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Itau Unibanco Holding ADR	45,694	$273,707
NU Holdings, Cl A *	10,834	128,708
		711,044
Health Care — 2.6%
Hypera	15,900	82,134

Industrials — 11.9%
Localiza Rent a Car	15,200	123,576
Randon Implementos e Participacoes	28,600	51,803
Rumo	16,900	63,377
WEG	19,200	137,173
		375,929
Materials — 13.6%
ERO Copper *	1,660	35,339
Suzano ADR	8,319	77,783
Vale ADR, Cl B	26,073	314,180
		427,302
Real Estate — 1.5%
Multiplan Empreendimentos Imobiliarios	11,200	48,373

Utilities — 5.3%
Centrais Eletricas Brasileiras ADR	16,306	108,924
Equatorial Energia	10,400	57,839
		166,763
TOTAL BRAZIL		2,826,096
UNITED STATES — 2.0%
Consumer Staples — 2.0%
JBS	11,700	64,201

TOTAL COMMON STOCK (Cost $3,060,645)		2,890,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X Brazil Active ETF

	Shares	Value
PREFERRED STOCK — 6.2%
BRAZIL— 6.2%
Financials — 4.7%
Itausa (A)	80,565	$149,147
Materials — 1.5%
Bradespar (A)	12,900	47,125
TOTAL BRAZIL		196,272
TOTAL PREFERRED STOCK (Cost $205,019)		196,272

EXCHANGE TRADED FUND — 1.1%
Global X 1-3 Month T-Bill ETF (B)	1,385	34,805

TOTAL EXCHANGE TRADED FUND (Cost $34,760)		34,805
TOTAL INVESTMENTS — 98.9% (Cost $3,300,424)		$3,121,374

Percentages are based on Net Assets of $3,155,570.

*	Non-income producing security.
(A)	There is currently no stated interest rate.
(B)	Affiliated investment.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$82,527	$53,378	$(100,782)	$(22)	$(296)	$34,805	$1,341	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X India Active ETF

Sector Weightings †:

† Sector weightings percentages are based on the total market value of investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

	Shares	Value
COMMON STOCK — 98.1%
INDIA — 98.1%
Communication Services — 3.9%
Bharti Airtel	33,461	$550,292

Consumer Discretionary — 13.0%
FSN E-Commerce Ventures *	145,215	285,659
Maruti Suzuki India	2,808	417,116
Samvardhana Motherson International	183,923	333,269
Tata Motors	31,476	348,052
Titan	6,467	251,169
Zomato *	99,659	213,893
		1,849,158
Consumer Staples — 6.2%
Dabur India	69,458	453,588
United Spirits	30,425	422,598
		876,186
Energy — 12.0%
Bharat Petroleum	59,083	444,372

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Reliance Industries GDR	18,256	$1,268,792
		1,713,164
Financials — 26.9%
Axis Bank	41,643	579,785
Federal Bank	155,039	300,991
General Insurance Corp of India	68,957	294,180
HDFC Bank	39,972	733,416
ICICI Bank ADR	37,385	999,675
LIC Housing Finance	48,575	368,191
SBI Life Insurance	20,468	339,959
Shriram Finance	7,536	212,530
		3,828,727
Health Care — 4.9%
Apollo Hospitals Enterprise	5,628	393,705
Sun Pharmaceutical Industries	17,197	300,752
		694,457
Industrials — 7.8%
Kajaria Ceramics	19,058	275,192
Larsen & Toubro	18,942	832,668
		1,107,860
Information Technology — 11.4%
Infosys ADR	46,974	786,814
LTIMindtree	4,341	244,527
Tata Consultancy Services	13,529	594,987
		1,626,328
Materials — 6.1%
Tata Steel	218,549	437,772
UltraTech Cement	3,623	430,374
		868,146
Real Estate — 3.4%
Prestige Estates Projects	25,652	490,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Global X India Active ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.5%
NTPC	84,218	$362,212

TOTAL INDIA		13,967,482
TOTAL COMMON STOCK (Cost $12,812,886)		13,967,482

EXCHANGE TRADED FUND — 1.0%
Global X 1-3 Month T-Bill ETF (A)	5,568	139,924

TOTAL EXCHANGE TRADED FUND (Cost $139,693)		139,924
TOTAL INVESTMENTS — 99.1% (Cost $12,952,579)		$14,107,406

Percentages are based on Net Assets of $14,228,759.

*	Non-income producing security.
(A)	Affiliated investment.

As of May 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2024:

Value 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2024	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$257,934	$179,744	$(297,036)	$(464)	$(254)	$139,924	$6,240	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2024 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CJSC — Closed Joint-Stock Company

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

JSC — Joint-Stock Company

MTN — Medium Term Note

SOC — State Owned Company

SOFRRATE — Secured Overnight Financing Rate

TSFR3M — Term Secured Overnight Financing Rate 3-Month

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF	Global X Emerging Markets Bond ETF
Assets:
Cost of Investments	$22,914,618	$140,435,520	$145,027,839
Cost of Affiliated Investments	—	—	1,256,772
Cost (Proceeds) of Foreign Currency	(4,643)	57,340	—
Investments, at Value	$25,604,093	$153,509,512	$139,317,112
Affiliated Investments, at Value	—	—	1,256,500
Cash	562,409	2,828,457	3,331,295
Foreign Currency, at Value	—	71,753	—
Dividend, Interest, and Securities Lending Income Receivable	8,775	118,545	1,689,708
Reclaim Receivable	3,789	18,303	—
Unrealized Appreciation on Spot Contracts	—	45	—
Total Assets	26,179,066	156,546,615	145,594,615
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	154,531	741,139	—
Payable due to Investment Adviser	16,802	101,523	47,422
Overdraft of Foreign Currency	1,401	—	—
Payable for Investment Securities Purchased	—	—	399,620
Other Accrued Expenses	407	124,359	—
Total Liabilities	173,141	967,021	447,042
Net Assets	$26,005,925	$155,579,594	$145,147,573
Net Assets Consist of:
Paid-in Capital	$34,724,803	$524,050,867	$162,024,184
Total Accumulated Losses	(8,718,878)	(368,471,273)	(16,876,611)
Net Assets	$26,005,925	$155,579,594	$145,147,573
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	970,587	5,964,586	6,500,000
Net Asset Value, Offering and Redemption Price Per Share	$26.79	$26.08	$22.33

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

May 31, 2024 (Unaudited)

	Global X Brazil Active ETF	Global X India Active ETF
Assets:
Cost of Investments	$3,265,664	$12,812,886
Cost of Affiliated Investments	34,760	139,693
Cost (Proceeds) of Foreign Currency	1,454	—
Investments, at Value	$3,086,569	$13,967,482
Affiliated Investments, at Value	34,805	139,924
Cash	15,229	258,376
Foreign Currency, at Value	1,447	—
Dividend, Interest, and Securities Lending Income Receivable	19,640	22,547
Total Assets	3,157,690	14,388,329
Liabilities:
Payable due to Investment Adviser	2,120	9,010
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	150,560
Total Liabilities	2,120	159,570
Net Assets	$3,155,570	$14,228,759
Net Assets Consist of:
Paid-in Capital	$3,304,288	$13,052,619
Total Distributable Earnings (Accumulated Losses)	(148,718)	1,176,140
Net Assets	$3,155,570	$14,228,759
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	130,000	490,000
Net Asset Value, Offering and Redemption Price Per Share	$24.27	$29.04

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Emerging Markets ex-China ETF
	Period Ended May 31, 2024	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Investment Income:
Dividend Income	$277,735	$319,108	$617,219
Interest Income	16,940	25,157	—
Non-cash dividends(2)	—	—	75,188
Less: Foreign Taxes Withheld	(37,418)	(31,534)	(69,563)
Total Investment Income	257,257	312,731	622,844
Expenses:
Supervision and Administration Fees(3)	96,277	112,961	N/A
Management Fees	—	—	326,814
Administration Fees	—	—	70,000
Distribution Fees	—	—	23,798
Fund Accounting Fees	—	—	59,854
Legal and Audit Fees	—	—	16,020
Line of Credit Fees	—	—	30,036
State registration and filing fees	—	—	41,040
Trustees’ Fees	—	—	11,638
Transfer Agent Fees	—	—	24,483
Custodian Fees(4)	272	19	64,956
Other Fees	—	—	26,546
Total Expenses	96,549	112,980	695,185
Waivers and/or Waiver of Supervision and Administration Fees	–	–	(292,352)
Net Expenses	96,549	112,980	402,833
Net Investment Income	160,708	199,751	220,011
Net Realized Gain (Loss) on:
Investments(5)	407,246	(1,100,773)	(7,928,806)
Foreign Currency Transactions	(31,543)	(66,508)	(147,721)
Foreign Capital Gains Tax	(17,231)	—	—
Tax Benefit/(Expense)	—	—	(304,450)
Foreign Capital Gains Tax	—	(13,377)	—
Net Realized Gain (Loss)	358,472	(1,180,658)	(8,380,977)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,412,574	1,049,183	6,631,198
Foreign Capital Gains Tax on Appreciated Securities	(95,070)	(55,773)	—
Foreign Currency Translations	4,498	4,632	—
Tax Benefit/(Expense)	—	—	194,708
Net Change in Unrealized Appreciation (Depreciation)	1,322,002	998,042	6,825,906
Net Realized and Unrealized Gain (Loss)	1,680,474	(182,616)	(1,555,071)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,841,182	$17,135	$(1,335,060)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Non-cash dividends are recorded at the fair value of the securities received.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2024	Period Ended November 30, 2023(1)	Year Ended April 30, 2023(1)
Investment Income:
Dividend Income	$1,998,812	$3,308,917	$7,377,525
Dividend Income, from Affiliated Investments	8,202	44,048	—
Interest Income	143,899	324,394	—
Non-cash dividends(2)	—	—	931,368
Less: Foreign Taxes Withheld	(292,232)	(670,749)	(899,226)
Total Investment Income	1,858,681	3,006,610	7,409,667
Expenses:
Supervision and Administration Fees(3)	650,650	1,405,636	N/A
Management Fees	—	—	5,543,338
Administration Fees	—	—	70,826
Distribution Fees	—	—	151,741
Fund Accounting Fees	—	—	89,727
Legal and Audit Fees	—	—	245,869
Line of Credit Fees	—	—	303,552
State registration and filing fees	—	—	86,067
Trustees’ Fees	—	—	189,336
Transfer Agent Fees	—	—	379,317
Custodian Fees(4)	84	273	338,790
Other Fees	—	—	318,950
Total Expenses	650,734	1,405,909	7,717,513
Waivers and/or Waiver of Supervision and Administration Fees	–	–	(1,203,567)
Net Expenses	650,734	1,405,909	6,513,946
Net Investment Income	1,207,947	1,600,701	895,721
Net Realized Gain (Loss) on:
Investments(5)	(2,223,901)	(15,631,236)	(166,522,198)
Affiliated Investments	339	(912)	—
Foreign Currency Transactions	(135,514)	(394,464)	(1,297,172)
Foreign Capital Gains Tax	(170,230)	—	—
Tax Benefit/(Expense)	—	—	(3,619,690)
Foreign Capital Gains Tax	—	(137,881)	—
Payment from Adviser(6)	63	—	—
Net Realized Gain (Loss)	(2,529,243)	(16,164,493)	(171,439,060)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	12,860,130	8,946,085	96,226,569
Affiliated Investments	(5,313)	5,313	—
Foreign Capital Gains Tax on Appreciated Securities	(258,899)	(187,666)	—
Foreign Currency Translations	40,461	(97,912)	—
Tax Benefit/(Expense)	—	—	3,261,339
Net Change in Unrealized Appreciation (Depreciation)	12,636,379	8,665,820	99,487,908
Net Realized and Unrealized Gain (Loss)	10,107,136	(7,498,673)	(71,951,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,315,083	$(5,897,972)	$(71,055,431)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Non-cash dividends are recorded at the fair value of the securities received.
(3)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(4)	See Note 2 in the Notes to Financial Statements.
(5)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(6)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2024 (Unaudited)

	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF	Global X India Active ETF
Investment Income:
Dividend Income	$—	$88,891	$46,472
Dividend Income, from Affiliated Investments	33,390	1,341	6,240
Interest Income	4,169,488	564	9,607
Less: Foreign Taxes Withheld	1,630	(3,895)	(10,667)
Total Investment Income	4,204,508	86,901	51,652
Expenses:
Supervision and Administration Fees(1)	265,486	12,768	41,715
Custodian Fees(2)	9	40	1,269
Total Expenses	265,495	12,808	42,984
Net Investment Income	3,939,013	74,093	8,668
Net Realized Gain (Loss) on:
Investments(3)	(1,815,530)	(18,910)	215,640
Affiliated Investments	—	(296)	(254)
Foreign Currency Transactions	—	(3,078)	(13,583)
Foreign Capital Gains Tax	—	—	(24,969)
Payment from Adviser(4)	439	16	78
Net Realized Gain (Loss)	(1,815,091)	(22,268)	176,912
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,413,876	(414,341)	880,036
Affiliated Investments	—	(22)	(464)
Foreign Capital Gains Tax on Appreciated Securities	—	—	(105,719)
Foreign Currency Translations	—	(112)	5
Net Change in Unrealized Appreciation (Depreciation)	6,413,876	(414,475)	773,858
Net Realized and Unrealized Gain (Loss)	4,598,785	(436,743)	950,770
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,537,798	$(362,650)	$959,438

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(4)	See Note 3 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Period Ended May 31, 2024 (Unaudited)(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Operations:
Net Investment Income	$160,708	$199,751	$220,011
Net Realized Gain (Loss)	358,472	(1,180,658)	(8,380,977)
Net Change in Unrealized Appreciation (Depreciation)	1,322,002	998,042	6,825,906
Net Increase (Decrease) in Net Assets Resulting from Operations	1,841,182	17,135	(1,335,060)
Distributions	(167,939)	N/A	N/A
Class A	N/A	N/A	(118,225)
Class C	N/A	N/A	(219,820)
Class I	N/A	N/A	(2,549,669)
Total Distributions	(167,939)	N/A	(2,887,714)
Capital Share Transactions:
Issued	—	3,984,574	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	—	(2,437,800)	N/A
Merger#	—	22,663,555	N/A
	—	24,210,329	N/A
Class A
Issued	N/A	N/A	269,411
Reinvestment of Distributions	N/A	N/A	101,138
Redeemed	N/A	N/A	(4,353,344)
Merger#	N/A	N/A	(910,010)
	N/A	N/A	(4,892,805)
Class C
Issued	N/A	N/A	1,265,677
Reinvestment of Distributions	N/A	N/A	205,957
Redeemed	N/A	N/A	(1,385,219)
Merger#	N/A	N/A	(1,444,378)
	N/A	N/A	(1,357,963)
Class I
Issued	N/A	512,846	19,923,472
Reinvestment of Distributions	N/A	N/A	2,429,922
Redeemed	N/A	(872,337)	(40,253,334)
Merger#	N/A	(22,672,930)	2,354,388
	N/A	(23,032,421)	(15,545,552)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	1,177,908	(21,796,320)
Total Increase (Decrease) in Net Assets	1,673,243	1,195,043	(26,019,094)
Net Assets:
Beginning of Year/Period	24,332,682	23,137,639	49,156,733
End of Year/Period	$26,005,925	$24,332,682	$23,137,639

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets ex-China ETF
	Period Ended May 31, 2024 (Unaudited)(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Share Transactions:
Issued	—	160,000	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	—	(90,000)	N/A
Merger#	—	900,587	N/A
	—	970,587	N/A
Class A
Issued	N/A	N/A	24,813
Reinvestment of Distributions	N/A	N/A	10,416
Redeemed	N/A	N/A	(400,447)
Merger#	N/A	N/A	(93,292)
	N/A	N/A	(458,510)
Class C
Issued	N/A	N/A	130,778
Reinvestment of Distributions	N/A	N/A	23,701
Redeemed	N/A	N/A	(149,491)
Merger#	N/A	N/A	(165,881)
	N/A	N/A	(160,893)
Class I
Issued	N/A	51,184	1,827,874
Reinvestment of Distributions	N/A	—	242,992
Redeemed	N/A	(87,358)	(3,630,972)
Merger#	N/A	(2,252,411)	234,114
	N/A	(2,288,585)	(1,325,992)
Net Decrease in Shares Outstanding from Share Transactions	—	(1,317,998)	(1,945,395)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period end November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2024 (Unaudited)(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Operations:
Net Investment Income	$1,207,947	$1,600,701	$895,721
Net Realized Gain (Loss)	(2,529,243)	(16,164,493)	(171,439,060)
Net Change in Unrealized Appreciation (Depreciation)	12,636,379	8,665,820	99,487,908
Net Increase (Decrease) in Net Assets Resulting from Operations	11,315,083	(5,897,972)	(71,055,431)
Distributions	(1,634,047)	N/A	N/A
Class A	N/A	N/A	—
Class C	N/A	N/A	—
Class I	N/A	N/A	—
Total Distributions	(1,634,047)	N/A	—
Capital Share Transactions:
Issued	49,213	3,220,058	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(63,497,257)	(169,628,445)	N/A
Merger#	—	378,237,835	N/A
	(63,448,044)	211,829,448	N/A
Class A
Issued	N/A	N/A	4,862,192
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(13,682,674)
Merger#	N/A	N/A	(17,335,612)
	N/A	N/A	(26,156,094)
Class C
Issued	N/A	N/A	1,412,081
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(4,235,481)
Merger#	N/A	N/A	(8,017,481)
	N/A	N/A	(10,840,881)
Class I
Issued	N/A	1,091,509	192,628,279
Reinvestment of Distributions	N/A	—	—
Redeemed	N/A	(35,835,923)	(548,932,923)
Merger#	N/A	(378,456,834)	25,353,093
	N/A	(413,201,248)	(330,951,551)
Decrease in Net Assets from Capital Share Transactions	(63,448,044)	(201,371,800)	(367,948,526)
Total Decrease in Net Assets	(53,767,008)	(207,269,772)	(439,003,957)
Net Assets:
Beginning of Year/Period	209,346,602	416,616,374	855,620,331
End of Year/Period	$155,579,594	$209,346,602	$416,616,374

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Great Consumer ETF
	Period Ended May 31, 2024 (Unaudited)(1)	Period Ended November 30, 2023(1)	Year Ended April 30, 2023
Share Transactions:
Issued	—	120,000	N/A
Reinvestment of Distributions	—	—	N/A
Redeemed	(2,490,000)	(6,830,000)	N/A
Merger#	—	15,164,586	N/A
	(2,490,000)	8,454,586	N/A
Class A
Issued	N/A	N/A	413,992
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(1,156,623)
Merger#	N/A	N/A	(1,520,895)
	N/A	N/A	(2,263,526)
Class C
Issued	N/A	N/A	133,466
Reinvestment of Distributions	N/A	N/A	—
Redeemed	N/A	N/A	(397,935)
Merger#	N/A	N/A	(780,252)
	N/A	N/A	(1,044,721)
Class I
Issued	N/A	93,659	15,430,809
Reinvestment of Distributions	N/A	—	—
Redeemed	N/A	(3,082,519)	(44,853,238)
Merger#	N/A	(32,284,021)	2,155,362
	N/A	(35,272,881)	(27,267,067)
Net Decrease in Shares Outstanding from Share Transactions	(2,490,000)	(26,818,295)	(30,575,314)

(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
#	See Note 9 in the Notes to Financial Statements in relation to period end November 30, 2023. See Note 1 in the Notes to Financials in relation to year end April 30, 2023.

N/A – Not applicable. Class currently not offered.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Bond ETF		Global X Brazil Active ETF
	Period Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income	$3,939,013	$6,299,095	$74,093	$37,712
Net Realized Gain (Loss)	(1,815,091)	(5,154,816)	(22,268)	5,992
Net Change in Unrealized Appreciation (Depreciation)	6,413,876	4,915,465	(414,475)	235,272
Net Increase (Decrease) in Net Assets Resulting from Operations	8,537,798	6,059,744	(362,650)	278,976
Distributions:	(4,116,879)	(5,417,100)	(65,044)	—
Capital Share Transactions:
Issued	14,436,482	43,021,229	272,446	3,031,842
Redeemed	—	(15,849,750)	—	—
Increase in Net Assets from Capital Share Transactions	14,436,482	27,171,479	272,446	3,031,842
Total Increase (Decrease) in Net Assets	18,857,401	27,814,123	(155,248)	3,310,818
Net Assets:
Beginning of Period	126,290,172	98,476,049	3,310,818	—
End of Period	$145,147,573	$126,290,172	$3,155,570	$3,310,818
Share Transactions:
Issued	650,000	2,000,000	10,000	120,000
Redeemed	—	(750,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	650,000	1,250,000	10,000	120,000

(1)	The Fund commenced operations on August 16, 2023.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X India Active ETF
	Period Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(1)
Operations:
Net Investment Income (Loss)	$8,668	$(283)
Net Realized Gain (Loss)	176,912	13,612
Net Change in Unrealized Appreciation (Depreciation)	773,858	230,413
Net Increase in Net Assets Resulting from Operations	959,438	243,742
Distributions:	(27,040)	—
Capital Share Transactions:
Issued	4,889,619	8,163,000
Increase in Net Assets from Capital Share Transactions	4,889,619	8,163,000
Total Increase in Net Assets	5,822,017	8,406,742
Net Assets:
Beginning of Period	8,406,742	—
End of Period	$14,228,759	$8,406,742
Share Transactions:
Issued	170,000	320,000

Net Increase in Shares Outstanding from Share Transactions	170,000	320,000

(1)	The Fund commenced operations on August 17, 2023.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets ex-China ETF(1)
2024 (Unaudited)	25.07	0.17	1.72	1.89	(0.17)	—	—
2023 ^	25.28	0.20	(0.41)	(0.21)	—	—	—
2023 ^^(2)	29.23	0.20	(1.25)	(1.05)	—	(2.90)	—
2022 ^^(2)	39.45	0.10	(7.69)	(7.59)	—	(2.63)	—
2021 ^^(2)	25.13	0.08	14.77	14.85	(0.53)	—	—
2020 ^^(2)	29.60	0.15	(4.62)	(4.47)	—	—	—
Global X Emerging Markets Great Consumer ETF(4)
2024 (Unaudited)	24.76	0.18	1.37	1.55	(0.23)	—	—
2023 ^	25.13	0.13	(0.50)	(0.37)	—	—	—
2023 ^^(5)	27.72	0.04	(2.63)	(2.59)	—	—	—
2022 ^^(5)	43.66	(0.09)	(13.11)	(13.20)	—	(2.74)	—
2021 ^^(5)	32.30	(0.04)	13.23	13.19	—	(1.83)	—
2020 ^^(5)	32.64	—	(0.06)	(0.06)	(0.15)	(0.13)	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^	For the period ended November 30th.
^^	For the year ended April 30th.
(1)	Effective as of close of business on May 12, 2023, the Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Global X Emerging Markets ex-China ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Predecessor Fund via issuance of 0.4 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(3)	The ratio of Expenses to Average Net Assets excluding waivers 2.05%, 1.52%, 1.55%, 1.60%, and 1.66% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.
(4)	Effective as of close of business on May 12, 2023, the Emerging Markets Great Consumer Fund (the “Emerging Markets Great Consumer Predecessor Fund”) was reorganized into the Global X Emerging Markets Great Consumer ETF. Information presented prior to May 12, 2023 is that of the Emerging Markets Great Consumer Predecessor Fund. See Note 1 in the Notes to Financial Statements.
(5)	Per share amounts have been adjusted for the Fund merging with the Emerging Markets Great Consumer Predecessor Fund via issuance of 0.47 shares of the Fund in exchange for every 1 Class I share of the Emerging Markets Great Consumer Predecessor Fund. (See Note 9 in the Notes to Financial Statements.)
(6)	The ratio of Expenses to Average Net Assets excluding waivers 1.36%, 1.19%, 1.20%, 1.33%, and 1.41% for the years ended April 30, 2023, April 30, 2022, April 30, 2021, April 30, 2020, and April 30, 2019, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.17)	26.79	7.57	26,006	0.75	†	1.25	†	124.27
—	25.07	(0.81)	24,333	0.77	†	1.36	†	55.87
(2.90)	25.28	(3.50)	23,138	1.15	(3)	0.74		116.00
(2.63)	29.23	(20.14)	42,258	1.15	(3)	0.31		106.00
(0.53)	39.45	59.28	57,212	1.15	(3)	0.22		123.00
—	25.13	(15.12)	46,976	1.15	(3)	0.54		95.00

(0.23)	26.08	6.26	155,580	0.75	†	1.39	†	30.53
—	24.76	(1.46)	209,347	0.78	†	0.89	†	64.41
—	25.13	(9.36)	416,616	1.15	(6)	0.19		69.00
(2.74)	27.72	(31.34)	814,957	1.15	(6)	(0.24)		71.00
(1.83)	43.66	41.03	1,627,679	1.15	(6)	(0.10)		49.00
(0.28)	32.30	(0.23)	545,917	1.15	(6)	0.01		60.00

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Emerging Markets Bond ETF
2024 (Unaudited)	21.59	0.64	0.78	1.42	(0.68)	—	—
2023	21.41	1.20	0.01	1.21	(1.03)	—	—
2022	25.73	0.93	(4.02)	(3.09)	(0.91)	(0.31)	(0.01)
2021	27.50	0.90	(1.30)	(0.40)	(0.99)	(0.38)	—
2020(1)	25.00	0.49	2.47	2.96	(0.46)	—	—
Global X Brazil Active ETF
2024 (Unaudited)	27.59	0.58	(3.36)	(2.78)	(0.47)	(0.07)	—
2023(2)	25.00	0.33	2.26	2.59	—	—	—
Global X India Active ETF
2024 (Unaudited)	26.27	0.02	2.83	2.85	—	(0.08)	—
2023(3)	25.00	—	1.27	1.27	—	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
(1)	The Fund commenced operations on June 1, 2020.
(2)	The Fund commenced operations on August 16, 2023.
(3)	The Fund commenced operations on August 17, 2023.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(0.68)	22.33	6.62	145,148	0.39	†	5.79	†	21.43
(1.03)	21.59	5.80	126,290	0.39	#	5.58		35.97
(1.23)	21.41	(12.26)	98,476	0.39		4.10		51.59
(1.37)	25.73	(1.60)	136,391	0.39		3.37		70.51
(0.46)	27.50	11.91	68,739	0.39	†	3.72	†	38.12

(0.54)	24.27	(10.38)	3,156	0.75	†	4.35	†	31.75
—	27.59	10.36	3,311	0.75	#†	4.48	†	13.88

(0.08)	29.04	10.86	14,229	0.77	†	0.16	†	40.40
—	26.27	5.08	8,407	0.76	#†	(0.03	)†	23.87

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2024 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of May 31, 2024, the Trust had one hundred portfolios, ninety-two of which were operational. The financial statements herein and the related notes pertain to the Global X Emerging Markets ex-China ETF, Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF (each a “Fund”, collectively, the “Funds”).

Each Fund (except the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF) has elected non-diversified status under the 1940 Act.

On November 11, 2022, the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”) approved, on behalf of the Funds, a proposed agreement and plan of reorganization of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”), each a series of Mirae Asset Discovery Funds, into corresponding newly created series of the Trust, resulting in their operation as actively managed exchange-traded funds (the “Reorganization”). The Board of Trustees of Mirae Asset Discovery Funds also voted to approve the Reorganization on behalf of the Predecessor Funds on November 11, 2022.

On March 15, 2023, the shareholders of the Predecessor Funds approved the Reorganization. Because the Funds only offer a single class of shares of beneficial interest, prior to the Reorganization, Class A shares and Class C shares of each Predecessor Fund were converted to Class I shares of each respective Predecessor Fund, without any contingent deferred sales charges or other charges. This change became effective on April 27, 2023. Upon the closing of the Reorganization on May 12, 2023, in exchange for their Class I Shares of the respective Predecessor Fund, each Predecessor Fund shareholder received shares of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, respectively. The Funds assumed the performance, financial, accounting and other historical information of the Predecessor Funds’ Class I shares. As disclosed in the shareholder proxy materials, the Funds underwent changes to certain service providers as part of the Reorganization.

Prior to April 27, 2023, each Fund offered three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares were identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds had a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds were offered without any front-end sales charge but were subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares that were no longer subject to a deferred sales

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

1. ORGANIZATION (continued)

charge could be converted to Class A Shares of the same Fund on the basis of relative net asset values. No sales charges are assessed with respect to Class I Shares of the Funds.

Effective September 1, 2023, the Board approved the change of fiscal and tax year-ends from April 30, to November 30, for the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Board of Trustees of the Trust (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2024, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at May 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended May 31, 2024, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with The Bank of New York Mellon (“BNY Mellon”), if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations. Prior to on or about June 26, 2023, Brown Brothers Harriman & Co. (“BBH”) acted as the Custodian for the Global X Emerging Markets Bond ETF, and if the Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of Shares (10,000 for Global X Emerging Markets ex-China ETF, 10,000 for Global X Emerging Markets Great Consumer ETF, 50,000 for Global X Emerging Markets Bond ETF, 10,000 for Global X Brazil Active ETF and 10,000 for Global X India Active ETF), referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY Mellon, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2024	Redemption Fee
Global X Emerging Markets ex-China ETF	10,000	$1,200	$267,900	$1,200
Global X Emerging Markets Great Consumer ETF	10,000	1,200	260,800	1,200
Global X Emerging Markets Bond ETF	50,000	500	1,116,500	500
Global X Brazil Active ETF	10,000	250	242,700	250
Global X India Active ETF	10,000	500	290,400	500

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure.

For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (“Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended May 31, 2024, the Adviser paid acquired fund fees and expenses for the Global X Emerging Markets Great Consumer ETF, Global X Emerging Markets Bond ETF, Global X Brazil Active ETF and Global X India Active ETF of $63, $439, $16, and $78, respectively, and made such reimbursement payments to each Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Emerging Markets ex-China ETF	0.75%
Global X Emerging Markets Great Consumer ETF	0.75%
Global X Emerging Markets Bond ETF	0.39%
Global X Brazil Active ETF	0.75%
Global X India Active ETF	0.75%

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

Sub-Adviser - Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF:

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”), an affiliate of the Adviser, under which the Adviser pays Mirae Hong Kong for management and operational services it provides to the Funds. Mirae Hong Kong, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Emerging Markets ex-China ETF and Emerging Markets Great Consumer ETF, and has discretion to buy or sell securities in accordance with each Fund’s investment objective. The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae Hong Kong. Any such payments by the Adviser to Mirae Hong Kong will be from the Adviser’s own resources.

The Adviser pays Mirae Hong Kong a sub-adviser management fee of 25% of the Management Fee of each Fund, on assets managed by Mirae Hong Kong, in return for providing management and operation services to the respective Fund.

Sub-Adviser - Global X Emerging Markets Bond ETF:

The Adviser has entered into a sub-advisory agreement with Mirae Asset Global Investments (USA) LLC (“Mirae USA”), an affiliate of the Adviser, under which the Adviser pays Mirae USA for management and operational services it provides to the Global X Emerging Markets Bond ETF. Mirae USA, subject to the supervision and oversight of the Board and the Adviser, is responsible for the management of the Global X Emerging Markets Bond ETF, and has discretion to buy or sell securities in accordance with the Global X Emerging Markets Bond ETF’s investment objective.

The Adviser may from time to time share certain of its profits with, or allocate other resources to, Mirae USA. Any such payments by the Adviser to Mirae USA will be from the Adviser’s own resources.

The Adviser pays Mirae USA a fee (“Sub-Adviser Management Fee”) in return for providing management and operational services to the Global X Emerging Markets Bond ETF. The Adviser will pay a monthly Sub-Adviser Management Fee to Mirae USA at the annual rate set forth below for the Global X Emerging Markets Bond ETF:

•	0.14% on assets for any day that total assets are greater than or equal to $50 million.
•	0.00% on assets for any day that total assets are less than $50 million.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares.

SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units, (2) all costs of maintaining the records required of a registered broker/dealer, (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws, (4) filing fees, and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon serves as transfer agent and custodian to the Trust on behalf of the Funds. As custodian, BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY Mellon also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian and transfer agent for the Global X Emerging Markets Bond ETF transitioned from BBH to BNY Mellon on or about June 26, 2023.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Emerging Markets ex-China ETF	$31,064,665	$31,079,789
Global X Emerging Markets Great Consumer ETF	51,378,954	79,248,515
Global X Emerging Markets Bond ETF	18,909,908	22,618,782
Global X Brazil Active ETF	1,229,816	1,053,518
Global X India Active ETF	8,135,977	4,464,663

For the period ended May 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Emerging Markets ex-China ETF	$–	$–	$–
Global X Emerging Markets Great Consumer ETF	–	33,900,615	3,699,453
Global X Emerging Markets Bond ETF	14,020,505	–	–
Global X Brazil Active ETF	123,761	–	–
Global X India Active ETF	1,120,407	–	–

For the period ended May 31, 2024, the Global X Emerging Markets Bond ETF had purchases and sales of long-term U.S. Government securities of $9,719,727 and $5,067,750, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the year or period ended November 30, 2023, April 30, 2023 and April 30, 2022 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets ex-China ETF
2023†	$–	$–	$–	$–
2023	–	2,887,714	–	2,887,714
2022	–	4,038,552	–	4,038,552
Global X Emerging Markets Great Consumer ETF
2023†	$–	$–	$–	$–
2023	–	–	–	–
2022	40,740,902	55,037,807	–	95,778,709

†	For the period May 1, 2023 to November 30, 2023. Effective September 1, 2023, the Global X Emerging Markets ex-China ETF and the Global X Emerging Markets Great Consumer ETF changed their fiscal year end to November 30 (see Note 1 in the Notes to Financial Statements).

The tax character of dividends and distributions declared during the year or period ended November 30, 2023 and November 30, 2022 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Emerging Markets Bond ETF
2023	$5,417,100	$–	$–	$5,417,100
2022	6,168,979	66,384	63,760	6,299,123
Global X Brazil Active ETF
2023	$–	$–	$–	$–
Global X India Active ETF
2023	$–	$–	$–	$–

As of November 30, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Emerging Markets ex- China ETF	Global X Emerging Markets Great Consumer ETF
Undistributed Ordinary Income	$91,562	$1,420,823
Capital Loss Carryforwards	(10,881,314)	(367,491,931)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	397,633	(12,081,202)
Other Temporary Differences	(2)	1
Total Accumulated Losses	$(10,392,121)	$(378,152,309)

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Emerging Markets Bond ETF	Global X Brazil Active ETF	Global X India Active ETF
Undistributed Ordinary Income	$1,180,124	$60,474	$27,040
Capital Loss Carryforwards	(11,406,015)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(11,071,631)	218,502	222,722
Late Year Loss Deferral	–	–	(6,021)
Other Temporary Differences	(8)	–	1
Total Distributable Earnings (Accumulated Losses)	$(21,297,530)	$278,976	$243,742

Qualified late year ordinary (including currency and specified gain/loss items) and Post-October capital losses represent losses realized from January 1, 2023 through November 30, 2023 and November 1, 2023 through November 30, 2023, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X Emerging Markets ex-China ETF	$6,077,531	$4,803,783	$10,881,314
Global X Emerging Markets Great Consumer ETF	262,524,730	104,967,201	367,491,931
Global X Emerging Markets Bond ETF	3,915,510	7,490,505	11,406,015

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2024 was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Emerging Markets ex-China ETF	$22,914,618	$3,730,542	$(1,041,067)	$2,689,475
Global X Emerging Markets Great Consumer ETF	140,435,520	22,944,572	(9,870,580)	13,073,992
Global X Emerging Markets Bond ETF	146,284,611	1,933,375	(7,644,374)	(5,710,999)
Global X Brazil Active ETF	3,300,424	134,160	(313,210)	(179,050)
Global X India Active ETF	12,952,579	1,286,467	(131,640)	1,154,827

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets.

In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers.

Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. There may be significant obstacles to obtaining information necessary for investigations into or litigation against emerging market companies and shareholders may have limited legal remedies.

Special Risk Considerations of Investing in China – Variable Interest Entity Investments. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as certain of the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value. While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by declaring them invalid. If these contracts

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

were found to be unenforceable under Chinese law, investors in the listed shell company, such as a Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese based operating company, which may cause the value of a Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

These actions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of certain of the Funds’ investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, sanctions may require a Fund to freeze its existing investments, prohibiting such Fund from buying, selling or otherwise transacting in these investments.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Certain Funds may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Funds and the instruments in which the Funds invest. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Funds invest that utilize ARRs will be similar to or produce

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

6. CONCENTRATION OF RISKS (continued)

the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Funds could result in losses to the Funds.

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. Government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as the seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY Mellon are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next

Notes to Financial Statements (Continued)

May 31, 2024 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)

business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2024, the Funds had no securities on loan.

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. MERGER

Effective as of the close of business on May 12, 2023, the Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF (collectively, the “Acquiring Funds”) acquired all of the assets and assumed all of the liabilities of the Emerging Markets Fund and the Emerging Markets Great Consumer Fund (each, a “Acquired Fund” and collectively, the “Acquired Funds”), respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees on November 11, 2022. Effective as of the close of business on May 12, 2023, the Acquired Funds were reorganized into the Acquiring Funds, each a separate series of the Trust (together, the “Combined Funds”) and the Combined Funds were renamed Global X Emerging Markets ETF and Global X Emerging Markets Great Consumer ETF. The Acquiring Funds are the legal surviving entities in the Reorganization, while the Acquired Funds are the accounting survivor or continuing portfolio for purposes of financial and performance history of the Combined Funds.

The acquisition was accomplished by a tax-free exchange as follows:

Notes to Financial Statements (Concluded)

May 31, 2024 (Unaudited)

9. MERGER (continued)

For every 1 share of the Emerging Markets Fund, shareholders received 0.4 shares of the Global X Emerging Markets ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets ETF held 900,587 shares outstanding with and net assets of $22,663,555.

For every 1 share of the Emerging Markets Great Consumer Fund, shareholders received 0.47 shares of the Global X Emerging Markets Great Consumer ETF and a cash payment for each resulting fractional share as applicable. Immediately following the acquisition, Global X Emerging Markets Great Consumer ETF held 15,164,586 shares outstanding and with net assets of $378,237,835.

The Global X Emerging Markets ETF was renamed the Global X Emerging Markets ex-China ETF, effective as of April 1, 2024.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2023 to May 31, 2024.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (Concluded)

	Beginning Account Value 12/1/2023	Ending Account Value 5/31/2024	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Emerging Markets ex-China ETF
Actual Fund Return	$1,000.00	$1,075.70	0.75%	$3.89
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

Global X Emerging Markets Great Consumer ETF
Actual Fund Return	$1,000.00	1,062.60	0.75	3.87
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

Global X Emerging Markets Bond ETF
Actual Fund Return	$1,000.00	1,066.20	0.39	2.01
Hypothetical 5% Return	1,000.00	1,023.05	0.39	1.97

Global X Brazil Active ETF
Actual Fund Return	$1,000.00	896.20	0.75	3.56
Hypothetical 5% Return	1,000.00	1,021.25	0.75	3.79

Global X India Active ETF
Actual Fund Return	$1,000.00	1,108.60	0.77	4.06
Hypothetical 5% Return	1,000.00	1,021.15	0.77	3.89

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Liquidity Risk Management Program (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 21, 2024, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that a portfolio of the Trust, the Global X MSCI Nigeria ETF, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At a Board meeting of the Trust held on November 16, 2023, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund” and together, the “Renewal Funds”); (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”) between the Trust, on behalf of each Renewal Fund, and Global X Management; (iii) the Sub-Advisory Agreement between Global X Management, on behalf of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, and Mirae Asset Global Investments (Hong Kong) Limited (“Mirae Hong Kong”) (the “Mirae Hong Kong Renewal Sub-Advisory Agreement”); and (iv) the Sub-Advisory Agreement between Global X Management, on behalf of the Global X Emerging Markets Bond ETF (the “Emerging Markets Bond Fund”), and Mirae Asset Global Investments (USA) LLC (“Mirae USA”) (the “Mirae USA Renewal Sub-Advisory Agreement”). The Renewal Investment Advisory Agreement, and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the November 16, 2023 Board meeting, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management, Mirae Hong Kong and Mirae USA in connection with the Board’s consideration of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement, and received and reviewed written responses from Global X Management, Mirae Hong Kong and Mirae USA, as well as supporting materials relating to those requests for information. Subsequent to the receipt of that information, the Independent Trustees requested additional information regarding certain changes in senior management of Global X Management, which was provided to them in advance of the Board meeting.

At the November 16, 2023 Board meeting, the Board approved the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement, for the period ending February 29, 2024, in order to ensure continuity of management of the Renewal Funds. However, the Independent Trustees also determined to postpone a vote on the renewal of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement for a full annual period in order to provide the Independent Trustees with the opportunity

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

to further consider certain changes in Global X Management’s senior leadership, which occurred approximately contemporaneously with the Board’s consideration of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement, and in order to permit Global X Management to confirm certain information provided in advance of the November 16, 2023 Board meeting. Global X Management subsequently provided additional information to the Board in advance of a second meeting called for the purpose of considering the extension of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement for a full year. At a Board meeting of the Trust held on December 21, 2023, the Trust’s Board, which was comprised entirely of Independent Trustees, unanimously approved the continuation of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement for an aggregate one-year period ending November 30, 2024.

In the course of their consideration of the Renewal Agreements, the Mirae Hong Kong Renewal Sub-Advisory Agreement and the Mirae USA Renewal Sub-Advisory Agreement, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In considering the key personnel, the Board considered the departures of certain key executives of Global X Management and their replacements, and the plan for identifying a permanent replacement for Global X Management’s chief executive officer;

•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

•	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel. In evaluating key personnel, the Board considered the qualifications of Global X Management’s chief operating officer and interim chief executive officer, and considered Global X Management’s plans for hiring a permanent chief executive officer.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and overperformance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.

Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard,

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

•	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

MIRAE HONG KONG RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae Hong Kong Renewal Sub-Advisory Agreement with respect to each of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent, and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Sub-Advisory Agreement and the range of services that would continue to be provided to the Renewal Funds by Mirae Hong Kong in accordance with the Sub-Advisory Agreement;

•	Mirae Hong Kong’s key personnel and the co-portfolio managers who would continue to provide investment advisory services to the Renewal Funds;

•	Mirae Hong Kong’s responsibilities under the Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of each Renewal Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of each Renewal Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for each Renewal Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and each Renewal Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for each Renewal Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae Hong Kong or made available to each Renewal

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

Fund, and the adequacy of Mirae Hong Kong’s personnel and resources that would continue to be made available to the Fund; and

•	the quality of Mirae Hong Kong’s resources and personnel that would continue to be made available to each Renewal Fund, including Mirae Hong Kong’s experience and the professional qualifications of Mirae Hong Kong’s key personnel.

Performance

The Board considered the performance of each Renewal Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of each Renewal Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each Renewal Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the competitor funds.

Cost of Services and Profitability

The Board considered Mirae Hong Kong’s cost to provide investment management services and related services to each Renewal Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae Hong Kong (from the Management Fee borne by each Renewal Fund under the Investment Management Agreement) for the various investment advisory services that each Renewal Fund requires.

In addition, the Board considered the expected profitability to Mirae Hong Kong from all services provided or expected to be provided to each Renewal Fund by the Sub-Adviser and all aspects of Mirae Hong Kong’s relationship with each Renewal Fund.

To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with financial information regarding the services to be provided to each Renewal Fund and discussed with the Board its expected profitability with respect to each Renewal Fund.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae Hong Kong by Global X Management (from the Management Fee paid to the Adviser by each Renewal Fund). To assist the Trustees in these considerations, Mirae Hong Kong provided the Board with comparative expense data for each Renewal Fund, including

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds.

•	the structure of the sub-advisory fee and the total expense ratio for each Renewal Fund.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as each Renewal Fund grows and whether the sub-advisory fee for each Renewal Fund reflected these economies of scale, and noted that Mirae Hong Kong represented that it does not expect to experience any economies of scale by providing continued sub-advisory services to each Renewal Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and

•	the significant investment of time, personnel and other resources that Mirae Hong Kong has made and intends to continue to make in each Renewal Fund to seek to assure that the Fund is attractive to investors.

Other Benefits

In considering the Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae Hong Kong because of its relationship with each Renewal Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae Hong Kong Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of each of the Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

MIRAE USA RENEWAL SUB-ADVISORY AGREEMENT

In determining to approve the continuation of the Mirae USA Renewal Sub-Advisory Agreement, the Board considered a variety of factors, including the factors discussed in greater detail below.

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

Nature, Extent, and Quality of Services

With respect to this factor, the Board considered:

•	the terms of the Sub-Advisory Agreement and the range of services that would continue to be provided to the Emerging Markets Bond Fund by Mirae USA in accordance with the Sub-Advisory Agreement;

•	the key personnel and the co-portfolio managers of Mirae USA who would continue to provide investment advisory services to the Emerging Markets Bond Fund;

•	the responsibilities of Mirae USA under the Sub-Advisory Agreement, among other things, to: (i) invest and reinvest the assets of the Emerging Markets Bond Fund, (ii) provide the Trust, Global X Management, and their respective officers and Trustees with such periodic reports concerning the obligations the Sub-Adviser has assumed under the Sub-Advisory Agreement as the Trust, the Board, and Global X Management may from time to time reasonably request, (iii) review all proxy solicitation materials and vote (or abstain from voting) and handle all proxies solicited by or with respect to the issuers of securities in which the assets of the Emerging Markets Bond Fund may be invested in compliance with the proxy voting procedures of the Trust then in effect, (iv) select broker and dealers to execute portfolio transactions for the Emerging Markets Bond Fund and select the markets on or in which the transactions will be executed, and (v) assist Global X Management and the Emerging Markets Bond Fund by providing certain operational services to the Fund including, without limitation, the following: (A) the preparation of tax returns; (B) the preparation and submission of reports to existing shareholders; (C) the periodic updating of the prospectus and statement of additional information for the Emerging Markets Bond Fund; and (D) the preparation of reports to be filed with the SEC and other regulatory authorities;

•	the nature, extent and quality of the services (including advisory and compliance services) to be provided by Mirae USA or made available to the Emerging Markets Bond Fund, and the adequacy of the personnel and resources of Mirae USA that would continue to be made available to the Fund; and

•	the quality of Mirae USA resources and personnel that would continue to be made available to the Emerging Markets Bond Fund, including the experience and the professional qualifications of Mirae USA key personnel.

Performance

The Board considered the performance of the Fund to the extent that such information was available and/or deemed meaningful. They examined the performance of the Fund for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investment performance of the Fund relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Continued)

funds and other registered funds in the same classification as the Fund, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board considered instances of underperformance and over-performance with respect to the competitor funds.

Cost of Services and Profitability

The Board considered the cost to Mirae USA to provide investment management services and related services to the Emerging Markets Bond Fund. In this regard, the Board considered the sub-advisory fee paid to Mirae USA (from the Management Fee borne by the Emerging Markets Bond Fund under the Investment Management Agreement) for the various investment advisory services that the Emerging Markets Bond Fund requires.

In addition, the Board considered the expected profitability to Mirae USA from all services provided or expected to be provided to the Emerging Markets Bond Fund by the Sub-Adviser and all aspects of the relationship of Mirae USA with the Emerging Markets Bond Fund.

To assist the Trustees in these considerations, Mirae USA provided the Board with financial information regarding the services to be provided to the Emerging Markets Bond Fund and discussed with the Board its expected profitability with respect to the Fund.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the sub-advisory fee paid to Mirae USA by Global X Management (from the Management Fee paid to the Adviser by the Emerging Markets Bond Fund). To assist the Trustees in these considerations, Mirae USA provided the Board with comparative expense data for the Emerging Markets Bond Fund, including management fees paid by unaffiliated comparable specialized and/or focused ETFs and/or other comparable investment funds.

•	the structure of the sub-advisory fee and the total expense ratio for the Emerging Markets Bond Fund.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Emerging Markets Bond Fund grows and whether the sub-advisory fee for the Emerging Markets Bond Fund reflected these economies of scale, and noted that Mirae USA represented that it does not expect to experience any economies of scale by providing continued sub-

Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (unaudited) (Concluded)

advisory services to the Fund, based on the anticipated size of the Fund during at least the Fund’s first few years; and

•	the significant investment of time, personnel and other resources that Mirae USA has made and intends to continue to make in the Emerging Markets Bond Fund to seek to assure that the Fund is attractive to investors.

Other Benefits

In considering the Sub-Advisory Agreement, in addition to the categories discussed above, the Board considered other benefits realized by Mirae USA because of its relationship with the Emerging Markets Bond Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Mirae USA Renewal Sub-Advisory Agreement was fair and reasonable and in the best interest of the Emerging Markets Bond Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (UNAUDITED)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Sub-Adviser - Global X Emerging Markets ex-China ETF and Global X Emerging Markets Great Consumer ETF:

Mirae Asset Global Investments (Hong Kong) Limited
Unit 1101, 11/F, Lee Garden Three
1 Sunning Road, Causeway Bay, Hong Kong

Sub-Adviser - Global X Emerging Markets Bond ETF:

Mirae Asset Global Investments (USA) LLC
1212 Avenue of the Americas, 10th Floor
New York, NY 10036

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-006-1200

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Ryan O’Connor
Ryan O’Connor
Principal Executive Officer

Date: July 23, 2024

By (Signature and Title)	/s/Eric Olsen
Eric Olsen
Principal Financial Officer

Date: July 23, 2024